Quarterly Data (unaudited)	12 Months Ended
Sep. 30, 2018
Quarterly Financial Data [Abstract]
Quarterly Data (unaudited)
Note 20 — Quarterly Data (unaudited)
The following unaudited quarterly data includes adjustments (consisting only of normal recurring adjustments with the exception of those indicated below) which we consider necessary for a fair presentation unless otherwise indicated. Our quarterly results fluctuate primarily because of the seasonal nature of our businesses and the effects of unrealized gains and losses on commodity and certain foreign currency derivative instruments (see Note 17).

	December 31,		March 31,		June 30,		September 30,
	2017 (a)	2016 (b)(d)	2018 (a)	2017 (d)	2018 (a) (c)	2017 (d)	2018 (a)	2017 (b)
Revenues	$2,125.2	$1,679.5	$2,812.0	$2,173.8	$1,440.9	$1,153.5	$1,273.1	$1,113.9
Operating income (loss)	$395.0	$468.2	$591.0	$515.3	$29.5	$(1.0)	$49.2	$27.5
Net income (loss) including noncontrolling interests	$434.2	$290.9	$407.7	$311.8	$(11.7)	$(62.2)	$(7.8)	$(16.7)
Net income (loss) attributable to UGI Corporation	$365.9	$230.7	$276.0	$219.9	$52.4	$(19.0)	$24.4	$5.0
Earnings (loss) per common share attributable to UGI Corporation stockholders:
Basic	$2.11	$1.33	$1.59	$1.27	$0.30	$(0.11)	$0.14	$0.03
Diluted	$2.07	$1.30	$1.57	$1.24	$0.30	$(0.11)	$0.14	$0.03
Weighted-average common shares outstanding (thousands):
Basic	173,670	173,512	173,570	173,624	173,991	173,742	174,391	173,769
Diluted	176,948	176,984	176,350	177,136	176,807	173,742	177,506	177,175

(a)
The quarters ended December 31, 2017, March 31, 2018, June 30, 2018 and September 30, 2018, include the impact of adjustments to remeasure net deferred income tax liabilities associated with (1) the TCJA, including adjustments to provisional amounts, which increased (decreased) net income by $166.0, $5.3, $0.8 and $(5.8), respectively, and (2) the 2017 French Finance Bills which increased (decreased) net income by $17.3, $(3.7), $(0.1) and $(1.4), respectively (see Note 6).

(b)
The quarters ended December 31, 2016 and September 30, 2017, include the beneficial impact of adjustments to net deferred income tax liabilities associated with a change in the French income tax rate of $27.4 and $1.6, respectively (see Note 6).

(c)	Includes the impact of the impairment of Partnership tradenames and trademarks which decreased net income attributable to UGI by $14.5 (see Notes 11 and 16).

(d)
The quarters ended December 31, 2016, March 31, 2017 and June 30, 2017 include loss on extinguishments of debt at AmeriGas Partners which reduced net income attributable to UGI by $5.3, $3.6 and $0.7, respectively (see Note 5).